Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Taxation
Schedule of taxation

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
South African normal tax		5 658	3 759	8 128
current year		5 715	4 389	8 212
prior years[1]		(57)	(630)	(84)
Foreign tax		1 714	2 024	2 028
current year		1 761	2 055	2 045
global minimum top-up tax[2]		36	19	—
prior years		(83)	(50)	(17)

Income tax	10	7 372	5 783	10 156
Deferred tax – South Africa	11	(700)	(336)	709
current year[3]		699	(152)	570
prior years[4]		(1 399)	(184)	139

Deferred tax – foreign	11	(2 523)	(891)	(1 126)
current year⁵		(2 434)	(496)	(1 031)
prior years		47	(51)	(102)
tax rate change⁶		(136)	(344)	7
		4 149	4 556	9 739
1	Relates to Section 12L (South African income tax incentive for energy-efficiency) allowances refer footnote 4.
2	In respect of Pillar Two that introduced a 15% global minimum effective tax rate for large multi-national entities. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax.
3	Mainly due to the assessed loss utilised in Sasol South Africa Limited (SSA) in 2026.
4	Mainly attributable to the R850 million prior year Section 12L energy efficiency allowance claim, which increased the assessed loss and consequently the deferred tax asset recognised.
5	The increase relates mainly to tax losses in the US, unwinding of deferred tax liability on Mozambique assets and current year impairments.
6	2026 mainly relates to the effect of future tax rate change in Germany on the realisation of deferred tax balance. 2025 relates mainly to Louisiana (US) tax rate reduction that was enacted.

Schedule of reconciliation of effective tax rate to current tax rate

	2026	2025	2024
	%	%	%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	27,0	27,0	27,0
Increase/(decrease) in rate of tax due to:
disallowed expenditure¹	2,6	13,4	(2,3)
disallowed share-based payment expenses	0,1	0,2	(0,1)
different tax rates	0,9	2,5	(7,9)
tax losses not recognised[2]	1,0	11,8	(49,6)
translation differences	0,3	—	—
other adjustments	0,1	2,1	—
(Decrease)/increase in rate of tax due to:
exempt income[3]	(0,5)	(3,8)	0,2
share of profits of equity accounted investments	(0,1)	(3,6)	1,4
utilisation of tax losses	—	(1,7)	0,8
investment incentive allowances	(0,2)	(0,3)	0,2
translation differences	—	(0,1)	0,4
capital gains and losses	(0,1)	(0,1)	—
change in corporate income tax rate	(0,8)	(2,8)	—
prior year adjustments[4]	(8,0)	(7,5)	—
other adjustments	—	—	1,7
Effective tax rate	22,3	37,1	(28,2)
1	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to non-productive interest, project costs, as well as non-deductible impairments. The decrease from 2025 is mainly due to the lower Italy impairment recognised in 2026.
2	Mainly relates to Sasol Italy tax losses incurred for which no deferred tax assets are recognised (in 2025 relates to the reversal deferred tax asset previously recognised) as it is no longer considered probable that sufficient future taxable income will be available in the foreseeable future to fully utilise these losses.
3	2025 mainly relates to contingent consideration from the Uzbekistan GTL LLC disposal.
4	Mainly related to Section 12L allowances claimed in South Africa relating to prior years.